ACCOUNTS RECEIVABLE (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Balance at beginning of year	2,714	842	842
Additions	4,038	1,872	0
Balance at end of year	6,752	2,714	842